Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Central Index Key	0000872912
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1245881
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	Suite 22C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	489-2100
Document Type	S-1
Amendment Flag	false